PROPERTY AND EQUIPMENT, NET (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 64,068,814				¥ 58,925,624
Less: accumulated depreciation and amortization	(21,766,182)				(21,494,883)
Property and equipment, net	42,302,632			$ 5,444,075	37,430,741
Total depreciation expense	2,763,571	¥ 2,966,122	¥ 3,719,593
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	1,384,157	3,802	1,859,678
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	641,793	640,372	921,720
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	111,226	122,199	136,243
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	626,395	417,295	¥ 801,952
Other operating income, net
PROPERTY AND EQUIPMENT, NET
Total depreciation expense		¥ 1,782,454
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	53,049,213				53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	503,411				599,992
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,530,485				1,437,949
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,986,506				1,986,506
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,156,779				1,156,779
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 5,842,420				¥ 695,185